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November 27, 2007

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549


ATTN: Document Control -- Edgar

RE:      RiverSource of New York Account 8 ("Registrant")

         RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV -- Estate Series and RiverSource(R) Variable Universal Life III (VUL III)
         File Nos. 333-44644/811-5213

Dear Commissioners:

Registrant certifies that the form of supplement to the Prospectus for VUL III that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 678-0175.


Sincerely,

/s/      Elisabeth A. Dahl
   -----------------------

         Elisabeth A. Dahl

         Assistant General Counsel and Assistant Secretary
         RiverSource Insurance Co. of New York